Video Gaming and eSports ETF

VANECK ETF TRUST

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 18.9%
Bilibili, Inc. (ADR) * †	472,196	$21,909,894
Kingsoft Corp. Ltd. (HKD) #	2,178,800	9,584,686
NetEase, Inc. (ADR)	330,224	33,610,199
Tencent Holdings Ltd. (HKD) #	848,300	49,507,177
		114,611,956
France: 2.5%
Ubisoft Entertainment SA # *	306,865	14,951,859

Japan: 20.2%
Bandai Namco Holdings, Inc. #	349,200	27,273,744
Capcom Co. Ltd. #	525,000	12,351,030
Konami Holdings Corp. # †	257,000	12,322,488
Nexon Co. Ltd. #	1,396,100	26,966,011
Nintendo Co. Ltd. #	81,400	38,042,229
Square Enix Holdings Co. Ltd. #	104,300	5,344,733
		122,300,235
Poland: 1.6%
CD Projekt SA # †	207,061	9,845,268

South Korea: 5.1%
NCSoft Corp. # *	45,770	24,721,664
Netmarble Corp. 144A # *	60,573	6,361,993
		31,083,657
Sweden: 2.5%
Embracer Group AB # * †	1,419,874	15,034,074

Taiwan: 7.9%
Micro-Star International Co. Ltd. #	2,183,000	12,643,856
	Number of Shares	Value
Taiwan (continued)
Sea Ltd. (ADR) *	156,946	$35,110,389
		47,754,245
United States: 41.3%
Activision Blizzard, Inc.	535,727	35,641,917
Advanced Micro Devices, Inc. *	306,069	44,043,329
Electronic Arts, Inc.	226,139	29,827,734
NVIDIA Corp.	159,630	46,948,779
Roblox Corp. *	229,022	23,625,910
Take-Two Interactive Software, Inc. *	167,560	29,778,763
Unity Software, Inc. *	185,639	26,544,521
Zynga, Inc. *	2,203,764	14,104,090
		250,515,043

Total Common Stocks (Cost: $550,105,793)		606,096,337

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $19,022,169)
Money Market Fund: 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio	19,022,169	19,022,169

Total Investments: 103.1% (Cost: $569,127,962)		625,118,506
Liabilities in excess of other assets: (3.1)%		(18,682,968)
NET ASSETS: 100.0%		$606,435,538

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $32,993,212.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $264,950,812 which represents 43.7% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,361,993, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	74.0%	$448,642,109
Consumer Discretionary	4.5	27,273,743
Information Technology	21.5	130,180,485
	100.0%	$606,096,337

{FSNotes}

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Video Gaming and eSports ETF

VANECK ETF TRUST

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China	$55,520,093	$59,091,863	$—	$114,611,956
France	—	14,951,859	—	14,951,859
Japan	—	122,300,235	—	122,300,235
Poland	—	9,845,268	—	9,845,268
South Korea	—	31,083,657	—	31,083,657
Sweden	—	15,034,074	—	15,034,074
Taiwan	35,110,389	12,643,856	—	47,754,245
United States	250,515,043	—	—	250,515,043
Money Market Fund	19,022,169	—	—	19,022,169
Total Investments	$360,167,694	$264,950,812	$—	$625,118,506

{FSNotes}

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